Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct 3, 2011
Registrant Name	dei_EntityRegistrantName	ALGER FUNDS II
Central Index Key	dei_EntityCentralIndexKey	0000092751
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep 30, 2011
Document Effective Date	dei_DocumentEffectiveDate	Oct 3, 2011
Prospectus Date	rr_ProspectusDate	Mar 1, 2011

Alger Analyst Fund (Prospectus Summary): | Alger Analyst Fund
Alger Analyst Fund
THE ALGER FUNDS II Supplement Dated October 1, 2011 to the Prospectus Dated March 1, 2011 As supplemented to date
The following is added to page 101, to the Average Annual Total Return table for Class A and C Shares of Alger Analyst Fund, after the line that reads "Class C (Inception 9/24/08)":
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Russell Midcap Growth Index Alger Analyst Fund	Russell Midcap Growth Index(reflects no deduction for fees, expenses or taxes)	26.38%	2.65%	Mar 30, 2007

Prior to October 1, 2011, the Fund compared its performance to the Russell 3000 Growth Index. The Fund will compare its performance to the Russell Midcap Growth Index to better reflect the aggregate capitalization range of the securities in the Fund's portfolio.

The Russell Midcap Growth Index is an index of common stocks designed to track performance of medium-capitalization companies with greater than average growth orientation.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 1, 2011
Alger Analyst Fund (Prospectus Summary): | Alger Analyst Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Alger Analyst Fund
Supplement Text	ck0000092751_SupplementTextBlock	THE ALGER FUNDS II Supplement Dated October 1, 2011 to the Prospectus Dated March 1, 2011 As supplemented to date
Performance Table, Heading	rr_PerformanceTableHeading	The following is added to page 101, to the Average Annual Total Return table for Class A and C Shares of Alger Analyst Fund, after the line that reads "Class C (Inception 9/24/08)":
Performance Table, Closing	rr_PerformanceTableClosingTextBlock

Prior to October 1, 2011, the Fund compared its performance to the Russell 3000 Growth Index. The Fund will compare its performance to the Russell Midcap Growth Index to better reflect the aggregate capitalization range of the securities in the Fund's portfolio.

The Russell Midcap Growth Index is an index of common stocks designed to track performance of medium-capitalization companies with greater than average growth orientation.

Alger Analyst Fund | Alger Analyst Fund Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SPEAX
Alger Analyst Fund | Alger Analyst Fund Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AACYX
Alger Analyst Fund | Russell Midcap Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell Midcap Growth Index(reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.38%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.65%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 30, 2007

Alger Analyst Fund (Second Summary Prospectus) | Alger Analyst Fund
Alger Analyst Fund
THE ALGER FUNDS II Supplement Dated October 1, 2011 to the Prospectus Dated March 1, 2011 As supplemented to date
The following is added to page 108, to the Average Annual Total Return table for Alger Analyst Fund, after the line providing the "Return After Taxes on Distributions and Sale of Fund Shares" for Class I Shares:
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Alger Analyst Fund Class I Alger Analyst Fund	Russell Midcap Growth Index(reflects no deduction for fees, expenses or taxes)	26.38%	2.65%	Mar 30, 2007

Prior to October 1, 2011, the Fund compared its performance to the Russell 3000 Growth Index. The Fund will compare its performance to the Russell Midcap Growth Index to better reflect the aggregate capitalization range of the securities in the Fund's portfolio.

The Russell Midcap Growth Index is an index of common stocks designed to track performance of medium-capitalization companies with greater than average growth orientation.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 1, 2011
Alger Analyst Fund (Second Summary Prospectus) | Alger Analyst Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Alger Analyst Fund
Supplement Text	ck0000092751_SupplementTextBlock	THE ALGER FUNDS II Supplement Dated October 1, 2011 to the Prospectus Dated March 1, 2011 As supplemented to date
Performance Table, Heading	rr_PerformanceTableHeading	The following is added to page 108, to the Average Annual Total Return table for Alger Analyst Fund, after the line providing the "Return After Taxes on Distributions and Sale of Fund Shares" for Class I Shares:
Performance Table, Closing	rr_PerformanceTableClosingTextBlock

Prior to October 1, 2011, the Fund compared its performance to the Russell 3000 Growth Index. The Fund will compare its performance to the Russell Midcap Growth Index to better reflect the aggregate capitalization range of the securities in the Fund's portfolio.

The Russell Midcap Growth Index is an index of common stocks designed to track performance of medium-capitalization companies with greater than average growth orientation.

Alger Analyst Fund | Alger Analyst Fund Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AAIYX
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell Midcap Growth Index(reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.38%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.65%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 30, 2007